Accounting policies, Going concern (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2022 GBP (£)	Jul. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Going concern [Abstract]
Cash and cash equivalents			£ 332,539,000	£ 237,886,000	£ 129,716,000	£ 73,966,000
Net current assets			308,791,000
Operating loss			(39,607,000)	(135,162,000)	(86,193,000)
Product revenue, net			108,148,000	0	0
Pre-product revenue, net			£ 8,661,000	£ 3,010,000	£ 0
Proceeds from shares issued	£ 116,812,000	$ 140,000,000
Offering expenses	£ 388,000